Note 11 - Stockholders' Equity (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2003
Dividends, Preferred Stock, Cash	$ 23,000
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	33,695	33,695
Treasury Stock, Shares, Acquired (in shares)	3,839,348
Treasury Stock, Value, Total	$ 128,879,000	$ 91,198,000
Treasury Stock [Member]
Dividends, Preferred Stock, Cash	(0)	(0)
Treasury Stock, Value, Acquired, Cost Method	38,788,000	$ 4,358,000
Defined Contribution Plan, Employer Discretionary Contribution Value of Shares	$ 1,100,000
Defined Contribution Plan, Employer Discretionary Contribution Share Amount (in shares)	32,217
Conversion of Convertible Participating Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)	1,600
Convertible from Series A Preferred Stock to Class A Stock [Member]
Share for Share Conversion Number (in shares)	20
Convertible from Series B Preferred Stock to Class A Stock [Member
Share for Share Conversion Number (in shares)	30
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	200,000
Preferred Stock, Dividend Rate, Percentage	6.00%	6.00%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.25
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	200,000	200,000
Dividends, Preferred Stock, Cash	$ 3,000	$ 3,000
No Par Value Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	30,000
Preferred Class A [Member]
Preferred Stock, Shares Authorized (in shares)	8,200,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.025
Series A Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Shares Non-designated (in shares)	6,767,244
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	407,240
Dividends, Preferred Stock, Cash	$ 20,000	$ 20,000
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	400,000
Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 11.931
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)	1
Preferred Stock, Dividends Per Share, Declared (in dollars per share)	$ 0
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 12
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	32,256
Series 2003 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	500
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.025
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 15.50
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	500	500
Preferred Stock, Shares Issued, Total (in shares)			967,742
Sale of Stock, Price Per Share (in dollars per share)			$ 16.60
Common Class A [Member]
Voting Rights, Percentage of Vote Per Share	0.05%
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	32,756	34,355
Treasury Stock, Value, Acquired, Cost Method	$ 38,800,000
Treasury Stock, Shares, Acquired (in shares)	768,018
Common Class B [Member]
Stock Issued During Period, Profit Sharing Bonus Plan (in shares)	0